FAIR VALUE MEASUREMENTS (Restated, see Note 2) (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jul. 07, 2020
Liabilities:
Warrant liability	$ 32,386,148	$ 30,101,808	$ 17,081,700	$ 17,695,600
Level 1 | Recurring
Assets:
Cash and marketable securities held in Trust Account	276,178,675	276,209,453
Level 1 | Recurring | Public Warrants
Liabilities:
Warrant liability	12,006,000	19,458,000
Level 3 | Recurring | Private Placement Warrants
Liabilities:
Warrant liability	$ 20,380,148	$ 10,643,808